Schedule of provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Provisions [abstract]
Employee entitlements	$ 11	$ 502	$ 635
Fiscal	2,038	1,174
Litigation	181
Warranty		102	116
Remediation			353
Total current provisions	2,230	1,778	1,104
Employee entitlements	13	76	57
Litigation	44
Total non-current provisions	57	76	57
Total provisions	$ 2,287	$ 1,854	$ 1,162